Employee benefits (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Employee benefits
Present value of the defined benefit obligations	$ 3,562	$ 3,142
Fair value of plan assets	(3,952)	(3,730)
Surplus (deficit) in plan	(390)	(588)
Net defined benefit liabilities	47	50
Prepaid pension cost	(437)	(638)
Aggregate Reconciliations of defined benefit obligation	$ (390)	$ (588)